Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Liabilities [Abstract]
Long-term borrowings	¥ 11,442,058	¥ 10,399,210
Transferred to SPEs [Member]
Trading assets
Japanese government securities	1,000	1,000
Loans for trading purposes	18,000	25,000
Loans receivable	552,000	328,000
Total	571,000	354,000
Liabilities [Abstract]
Long-term borrowings	¥ 571,000	¥ 354,000